UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.63%
Activities Related to Credit Intermediation - 2.83%
FleetCor Technologies, Inc. (a)	53,993	$6,825,255
Automobile Dealers - 0.96%
Lithia Motors, Inc.	29,544	2,317,136
Business Support Services - 2.81%
Alliance Data Systems Corp. (a)	26,415	6,763,561
Cable and Other Subscription Programming - 2.98%
Discovery Communications, Inc. (a)	93,218	7,174,057
Commercial and Industrial Machinery and Equipment Rental and Leasing - 1.54%
United Rentals, Inc. (a)	36,744	3,712,981
Commercial and Service Industry Machinery Manufacturing - 2.58%
Middleby Corp. (a)	26,006	6,210,753
Depository Credit Intermediation - 1.30%
First Republic Bank	61,698	3,137,960
Electronic Shopping and Mail-Order Houses - 2.00%
Amazon.com, Inc. (a)	15,393	4,811,082
Foundries - 1.49%
Precision Castparts Corp.	14,153	3,580,426
Full-Service Restaurants - 3.76%
Chipotle Mexican Grill, Inc. (a)	16,568	9,064,187
Insurance Carriers - 0.76%
Centene Corp. (a)	24,679	1,839,079
Legal Services - 4.19%
MasterCard, Inc.	132,152	10,103,020
Management, Scientific, and Technical Consulting Services - 1.87%
Salesforce.com, Inc. (a)	85,533	4,501,602
Motor Vehicle Manufacturing - 1.61%
Tesla Motors, Inc. (a)	18,624	3,869,509
Motor Vehicle Parts Manufacturing - 6.85%
B/E Aerospace, Inc. (a)	104,269	10,088,026
BorgWarner, Inc.	51,880	3,262,733
WABCO Holdings, Inc. (a)	29,613	3,161,780
		16,512,539
Office Administrative Services - 2.42%
Gartner, Inc. (a)	82,111	5,837,271
Oil and Gas Extraction - 5.00%
Continental Resources, Inc. (a)	58,445	8,203,340
EOG Resources, Inc.	17,306	1,830,975
Oasis Petroleum, Inc. (a)	40,441	2,001,830
		12,036,145
Other Financial Investment Activities - 1.25%
Financial Engines, Inc.	74,069	3,014,608
Other General Merchandise Stores - 3.49%
Tractor Supply Co.	129,167	8,398,438
Other Heavy and Civil Engineering Construction - 1.29%
Chicago Bridge & Iron Co NV (b)	38,218	3,110,945
Other Information Services - 3.78%
Facebook, Inc. (a)	96,796	6,127,187
Google, Inc.- Class A (a)	2,640	1,509,156
Google, Inc.- Class C (a)	2,641	1,481,548
		9,117,891
Other Telecommunications - 3.99%
SBA Communications Corp. (a)	94,596	9,601,494
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 1.59%
Monsanto Co.	31,468	3,834,376
Pharmaceutical and Medicine Manufacturing - 12.98%
Allergan, Inc.	25,983	4,351,113
Celgene Corp. (a)	69,261	10,599,011
Gilead Sciences, Inc. (a)	54,617	4,435,447
Insulet Corp. (a)	52,061	1,906,994
Regeneron Pharmaceuticals, Inc. (a)	20,524	6,300,047
Salix Pharmaceuticals, Ltd. (a)	32,315	3,686,495
		31,279,107
Rail Transportation - 3.06%
Kansas City Southern	37,193	3,998,992
Union Pacific Corp.	16,971	3,381,811
		7,380,803

Residential Intellectual and Developmental Disability, Mental Health, and Substance Abuse Facilities - 2.48%
Acadia Healthcare Co., Inc. (a)	139,929	5,966,573
Restaurants and Other Eating Places - 3.22%
Dunkin' Brands Group, Inc.	69,833	3,125,725
Starbucks Corp.	63,109	4,622,103
		7,747,828
Scientific Research and Development Services - 1.45%
ICON, PLC (a)(b)	82,767	3,498,561
Securities and Commodity Contracts Intermediation and Brokerage - 3.95%
Affiliated Managers Group, Inc. (a)	34,668	6,538,385
MarketAxess Holdings, Inc.	55,728	2,973,089
		9,511,474
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.35%
Ecolab, Inc.	29,779	3,251,569
Software Publishers - 3.72%
Aspen Technology, Inc. (a)	71,019	3,053,107
Manhattan Associatess, Inc. (a)	124,060	4,026,988
Tyler Technologies, Inc. (a)	24,224	1,892,621
		8,972,716
Support Activities for Mining - 0.75%
Halliburton Co.	27,983	1,808,821
Traveler Accommodation - 2.67%
Melco Crown Entertainment, Ltd. - ADR	186,900	6,442,443
Waste Treatment and Disposal - 1.66%
Stericycle, Inc. (a)	34,874	3,988,539
TOTAL COMMON STOCKS (Cost $175,396,147)		235,222,749

SHORT-TERM INVESTMENTS - 0.52%
Other Investment Pools and Funds - 0.52%
Fidelity Institutional Money Market Portfolio	1,249,325	1,249,325
TOTAL SHORT-TERM INVESTMENTS (Cost $1,249,325)		1,249,325

Total Investments (Cost $176,645,472) - 98.15%		236,472,074
Other Assets in Excess of Liabilities - 1.85%		4,460,445
TOTAL NET ASSETS - 100.00%		$240,932,519

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.

Geneva Advisors Equity Income Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.90%
Activities Related to Real Estate - 2.07%
Brookfield Asset Management, Inc. (a)	109,490	$4,712,449
Aerospace Product and Parts Manufacturing - 3.53%
Boeing Co.	59,378	8,030,874
Amusement Parks and Arcades - 1.11%
Six Flags Entertainment Corp.	62,522	2,529,640
Basic Chemical Manufacturing - 1.10%
Praxair, Inc.	18,997	2,512,163
Building Material and Supplies Dealers - 1.87%
Home Depot, Inc.	53,156	4,264,706
Cable and Other Subscription Programming - 3.07%
Comcast Corp.	133,940	6,991,668
Computer Systems Design and Related Services - 2.25%
Accenture PLC (a)	62,966	5,128,581
Depository Credit Intermediation - 5.19%
JPMorgan Chase & Co.	161,466	8,972,666
Wells Fargo & Co.	55,834	2,835,250
		11,807,916
Electric Power Generation, Transmission and Distribution - 2.86%
ITC Holdings Corp.	177,810	6,507,846
Gambling Industries - 1.94%
Wynn Resorts, Ltd.	20,543	4,416,129
Health and Personal Care Stores - 4.54%
Walgreen Co.	143,697	10,333,251
Household Appliance Manufacturing - 3.64%
Dover Corp.	57,587	5,020,435
Whirlpool Corp.	22,820	3,275,811
		8,296,246
Insurance Carriers - 2.11%
WellPoint, Inc.	44,304	4,800,781
Local Messengers and Local Delivery - 2.58%
United Parcel Service, Inc.	56,441	5,863,091
Management, Scientific, and Technical Consulting Services - 0.73%
Nielsen Holdings NV (a)	34,235	1,652,181
Motion Picture and Video Industries - 3.07%
Time Warner, Inc.	100,024	6,984,676
Motor Vehicle Body and Trailer Manufacturing - 1.36%
Polaris Industries, Inc.	24,012	3,095,627
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.47%
Rockwell Automation, Inc.	27,722	3,356,580
Nondepository Credit Intermediation - 3.16%
Ameriprise Financial, Inc.	63,867	7,192,063
Nonmetallic Mineral Mining and Quarrying - 0.84%
Potash Corp. of Saskatchewan, Inc. - ADR	52,612	1,910,868
Oil and Gas Extraction - 1.66%
Enterprise Products Partners LP	50,578	3,784,246
Other Financial Investment Activities - 5.61%
Artisan Partners Asset Management, Inc.	81,233	4,672,522
Blackstone Group LP	111,528	3,466,290
Och-Ziff Capital Management Group, LLC	349,295	4,642,131
		12,780,943
Other Investment Pools and Funds - 3.13%
Macquarie Infrastructure Co. LLC	115,866	7,123,442
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 2.37%
Monsanto Co.	44,342	5,403,073
Pharmaceutical and Medicine Manufacturing - 2.64%
Johnson & Johnson	59,120	5,998,315

Pipeline Transportation of Crude Oil - 3.31%
Genesis Energy LP	28,404	1,619,028
Magellan Midstream Partners LP	72,266	5,917,140
		7,536,168
Pipeline Transportation of Natural Gas - 2.54%
EQT Midstream Partners LP	32,380	2,659,693
Targa Resources Partners LP	45,852	3,116,102
		5,775,795
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 0.71%
Covidien PLC (a)	22,207	1,623,554
Rail Transportation - 4.71%
Union Pacific Corp.	53,770	10,714,748
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 3.63%
LyondellBasell Industries NV (a)	83,012	8,265,505
Scheduled Air Transportation - 2.02%
Copa Holdings SA (a)	32,227	4,606,205
Scientific Research and Development Services - 0.79%
Amgen, Inc.	15,585	1,807,704
Securities and Commodity Contracts Intermediation and Brokerage - 2.37%
T Rowe Price Group, Inc.	66,238	5,400,384
Semiconductor and Other Electronic Component Manufacturing - 3.86%
Microchip Technology, Inc.	137,958	6,566,801
QUALCOMM, Inc.	27,511	2,213,260
		8,780,061
Software Publishers - 2.87%
Microsoft Corp.	159,301	6,521,783
Support Activities for Mining - 4.19%
Schlumberger Ltd. (a)	91,580	9,527,983
TOTAL COMMON STOCKS (Cost $182,844,243)		216,037,245

REAL ESTATE INVESTMENT TRUSTS - 2.34%
American Tower Corp.	59,496	5,332,627
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,156,824)		5,332,627

SHORT-TERM INVESTMENTS - 3.62%
Fidelity Institutional Money Market Portfolio	8,233,762	8,233,762
TOTAL SHORT-TERM INVESTMENTS (Cost $8,233,762)		8,233,762

Total Investments (Cost $195,234,829) - 100.86%		229,603,634
Liabilities in Excess of Other Assets - (0.86)%		(1,952,533)
TOTAL NET ASSETS - 100.00%		$227,651,101

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security

Abbreviations:
ADR	American Depository Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

Geneva Advisors International Growth Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.35%
Bermuda - 6.41%
Invesco Ltd. (b)	7,959	$292,095
Lazard Ltd. (b)	20,126	1,016,363
Signet Jewelers, Ltd. (b)	7,482	793,766
		2,102,224
Brazil - 2.95%
Embraer SA - ADR	26,698	967,535
Canada - 9.43%
Canadian National Railway, Co. (b)	25,909	1,569,567
Imax Corp. (a)(b)	10,666	279,769
Methanex Corp. (b)	6,549	373,948
Points International, Ltd. (a)(b)	22,284	547,072
Potash Corp. of Saskatchewan, Inc. - ADR	8,876	322,377
		3,092,733
Cayman Islands - 7.09%
Baidu, Inc. - ADR (a)	3,657	607,062
Melco Crown Entertainment, Ltd. - ADR	40,847	1,407,996
Nord Anglia Education, Inc. (a)(b)	17,223	310,014
		2,325,072
India - 4.15%
HDFC Bank Ltd. - ADR	22,946	1,033,259
Tata Motors, Ltd. - ADR	8,755	326,036
		1,359,295
Ireland - 8.37%
Accenture PLC (b)	6,627	539,769
Covidien PLC (b)	4,503	329,215
ICON, PLC (a)(b)	25,152	1,063,175
Trinity Biotech, PLC - ADR	33,793	810,694
		2,742,853
Israel - 3.18%
Caesarstone Sdot-Yam, Ltd. (b)	23,105	1,043,768
Italy - 2.68%
Luxottica Group SpA - ADR	15,418	878,672
Mexico - 1.92%
Grupo Televisa SAB - ADR	18,670	631,046
Netherlands - 12.56%
ASML Holding NV - ADR	5,935	509,698
Chicago Bridge & Iron Co NV (b)	15,277	1,243,548
Core Laboratories NV (b)	8,520	1,361,922
LyondellBasell Industries NV (b)	10,074	1,003,068
		4,118,236
Norway - 1.42%
Statoil ASA - ADR	15,236	464,698

Panama - 3.62%
Copa Holdings SA (b)	8,293	1,185,318
Puerto Rico - 1.67%
EVERTEC, Inc. (b)	22,878	547,013
Spain - 5.03%
Grifols SA - ADR	39,614	1,648,735
Switzerland - 4.86%
ABB, Ltd. - ADR	21,854	518,814
ACE, Ltd. (b)	10,347	1,073,087
		1,591,901
United Kingdom - 4.57%
ARM Holdings PLC - ADR	32,467	1,499,975
United States - 12.19%
Euronet Worldwide, Inc. (a)	19,021	896,650
Gran Tierra Energy, Inc. (a)	32,474	234,462
Lululemon Athletica, Inc. (a)	15,828	706,404
Mead Johnson Nutrition, Co.	12,303	1,100,749
MercadoLibre, Inc.	7,788	662,525
Southern Copper Corp.	13,261	394,117
		3,994,907
Virgin Islands (UK) - 1.25%
Michael Kors Holdings, Ltd. (a)(b)	4,360	411,497
TOTAL COMMON STOCKS (Cost $28,434,655)		30,605,478

PREFERRED STOCKS - 1.09%
Itau Unibanco Holdings SA (b)	22,946	355,663
TOTAL PREFERRED STOCKS (Cost $330,245)		355,663

SHORT-TERM INVESTMENTS - 5.76%
Fidelity Institutional Money Market Portfolio	1,889,380	1,889,380
TOTAL SHORT-TERM INVESTMENTS (Cost $1,889,380)		1,889,380

Total Investments (Cost $30,654,280) - 100.20%		32,850,521
Liabilities in Excess of Other Assets - (0.20)%		(65,762)
TOTAL NET ASSETS - 100.00%		$32,784,759

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SpA	Società per Azioni is the Italian term for a limited share company.

Geneva Advisors Mid Cap Growth Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.18%
Activities Related to Credit Intermediation - 1.51%
FleetCor Technologies, Inc. (a)	477	$60,298
Aerospace Product and Parts Manufacturing - 1.19%
HEICO Corp.	913	47,558
Automobile Dealers - 1.01%
Lithia Motors, Inc.	512	40,156
Business Support Services - 3.30%
Alliance Data Systems Corp. (a)	514	131,610
Colleges, Universities, and Professional Schools - 3.41%
Grand Canyon Education, Inc. (a)	3,092	136,203
Commercial and Industrial Machinery and Equipment Rental and Leasing - 2.55%
United Rentals, Inc. (a)	1,009	101,959
Commercial and Service Industry Machinery Manufacturing - 2.56%
Middleby Corp. (a)	427	101,976
Cut and Sew Apparel Manufacturing - 0.93%
Lululemon Athletica, Inc. (a)	834	37,221
Data Processing, Hosting, and Related Services - 0.87%
CoStar Group, Inc. (a)	218	34,564
Depository Credit Intermediation - 1.30%
First Republic Bank	1,020	51,877
Employment Services - 2.35%
On Assignment, Inc. (a)	806	28,412
Robert Half International, Inc.	1,438	65,558
		93,970
Full-Service Restaurants - 3.43%
Chipotle Mexican Grill, Inc. (a)	250	136,773
Insurance Carriers - 0.74%
Centene Corp. (a)	397	29,584
Management, Scientific, and Technical Consulting Services - 3.23%
Corporate Executive Board Co.	926	63,126
Towers Watson & Co.	583	65,593
		128,719
Manufacturing and Reproducing Magnetic and Optical Media - 0.88%
Guidewire Software, Inc. (a)	930	35,126
Medical Equipment and Supplies Manufacturing - 0.74%
Align Technology, Inc. (a)	540	29,489
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 2.43%
Dorman Products, Inc. (a)	1,828	97,122
Motor Vehicle Body and Trailer Manufacturing - 3.22%
Polaris Industries, Inc.	996	128,404
Motor Vehicle Parts Manufacturing - 5.21%
B/E Aerospace, Inc. (a)	1,610	155,768
WABCO Holdings, Inc. (a)	490	52,317
		208,085
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 0.74%
FEI Co.	354	29,541
Office Administrative Services - 2.69%
Gartner, Inc. (a)	1,508	107,204
Oil and Gas Extraction - 4.38%
Continental Resources, Inc. (a)	758	106,393
Oasis Petroleum, Inc. (a)	1,383	68,458
		174,851
Other Financial Investment Activities - 1.45%
Financial Engines, Inc.	1,423	57,916
Other General Merchandise Stores - 3.79%
Tractor Supply Co.	2,328	151,367

Other Heavy and Civil Engineering Construction - 1.22%
Chicago Bridge & Iron Co NV (b)	596	48,514
Other Telecommunications - 3.24%
SBA Communications Corp. (a)	1,275	129,413
Pharmaceutical and Medicine Manufacturing - 7.30%
Grifols SA - ADR	2,464	102,552
Insulet Corp. (a)	1,175	43,040
Salix Pharmaceuticals, Ltd. (a)	1,277	145,680
		291,272
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.70%
MWI Veterinary Supply, Inc. (a)	771	107,562
Rail Transportation - 2.01%
Kansas City Southern	747	80,317
Residential Intellectual and Developmental Disability, Mental Health, and Substance Abuse Facilities - 2.28%
Acadia Healthcare Co., Inc. (a)	2,137	91,122
Scheduled Air Transportation - 0.83%
Copa Holdings SA (b)	231	33,017
Securities and Commodity Contracts Intermediation and Brokerage - 5.07%
Affiliated Managers Group, Inc. (a)	675	127,305
MarketAxess Holdings, Inc.	1,407	75,064
		202,369
Software Publishers - 5.63%
Aspen Technology, Inc. (a)	1,123	48,278
Manhattan Associatess, Inc. (a)	2,549	82,740
Tyler Technologies, Inc. (a)	1,200	93,756
		224,774
Support Activities for Mining - 2.47%
Core Laboratories NV (b)	617	98,627
Travel Arrangement and Reservation Services - 2.96%
TripAdvisor, Inc. (a)	1,215	118,062
Traveler Accommodation - 2.50%
Melco Crown Entertainment, Ltd. - ADR	2,895	99,791
Waste Treatment and Disposal - 3.06%
Stericycle, Inc. (a)	1,068	122,147
TOTAL COMMON STOCKS (Cost $3,914,523)		3,798,560

SHORT-TERM INVESTMENTS - 4.59%
Fidelity Institutional Money Market Portfolio	183,337	183,337
TOTAL SHORT-TERM INVESTMENTS (Cost $183,337)		183,337

Total Investments (Cost $4,097,860) - 99.77%		3,981,897
Other Assets in Excess of Liabilities - 0.23%		9,082
TOTAL NET ASSETS - 100.00%		$3,990,979

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
SA	Société Anonyme is a French term for a publicly traded company.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.99%
Activities Related to Credit Intermediation - 3.34%
Euronet Worldwide, Inc. (a)	894	$42,143
EVERTEC, Inc. (b)	770	18,411
		60,554
Aerospace Product and Parts Manufacturing - 2.91%
Astronics Corp. (a)	427	23,425
HEICO Corp.	565	29,431
		52,856
Agencies, Brokerages, and Other Insurance Related Activities - 1.35%
eHealth, Inc. (a)	667	24,559
Agriculture, Construction, and Mining Machinery Manufacturing - 1.46%
Manitowoc Co., Inc.	982	26,563
Automobile Dealers - 1.60%
Lithia Motors, Inc.	370	29,019
Basic Chemical Manufacturing - 1.70%
Trex Co, Inc. (a)	996	30,786
Child Day Care Services - 1.50%
Bright Horizons Family Solutions, Inc. (a)	697	27,169
Colleges, Universities, and Professional Schools - 3.98%
Grand Canyon Education, Inc. (a)	1,637	72,110
Commercial and Service Industry Machinery Manufacturing - 2.99%
Middleby Corp. (a)	227	54,212
Computer Systems Design and Related Services - 0.89%
SPS Commerce, Inc. (a)	283	16,100
Death Care Services - 1.63%
Carriage Services, Inc.	1,606	29,502
Electrical Equipment Manufacturing - 1.36%
Franklin Electric Co., Inc.	643	24,627
Employment Services - 3.14%
On Assignment, Inc. (a)	1,617	56,999
Insurance Carriers - 3.07%
Centene Corp. (a)	747	55,666
Management, Scientific, and Technical Consulting Services - 3.18%
Corporate Executive Board Co.	846	57,672
Manufacturing and Reproducing Magnetic and Optical Media - 1.13%
Guidewire Software, Inc. (a)	544	20,547
Medical Equipment and Supplies Manufacturing - 3.51%
Align Technology, Inc. (a)	1,164	63,566
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 2.42%
Dorman Products, Inc. (a)	826	43,885
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.41%
Cyberonics, Inc. (a)	719	43,715
Nondepository Credit Intermediation - 1.51%
First Cash Financial Services, Inc. (a)	520	27,310
Oil and Gas Extraction - 3.35%
Oasis Petroleum, Inc. (a)	1,226	60,687
Other Ambulatory Health Care Services - 1.94%
ExamWorks Group, Inc. (a)	1,189	35,218
Other Financial Investment Activities - 9.17%
Artisan Partners Asset Management, Inc.	421	24,216
Envestnet, Inc. (a)	1,679	68,066
Financial Engines, Inc.	1,021	41,555
LDR Holding Corp. (a)	559	13,187
Virtus Investment Partners, Inc. (a)	104	19,187
		166,211

Other Investment Pools and Funds - 0.60%
Global Eagle Entertainment, Inc. (a)	985	10,963
Pharmaceutical and Medicine Manufacturing - 9.52%
Akorn, Inc. (a)	1,130	31,606
Biospecifics Technologies Corp. (a)	1,215	32,781
Insulet Corp. (a)	680	24,909
Neogen Corp. (a)	957	36,165
Trinity Biotech, PLC - ADR	1,963	47,092
		172,553
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 3.22%
MWI Veterinary Supply, Inc. (a)	419	58,455
Residential Intellectual and Developmental Disability, Mental Health, and Substance Abuse Facilities - 3.72%
Acadia Healthcare Co., Inc. (a)	1,034	44,090
Omnicell, Inc. (a)	879	23,320
		67,410
Scheduled Air Transportation - 1.53%
Spirit Airlines, Inc. (a)	470	27,763
Scientific Research and Development Services - 2.72%
ICON, PLC (a)(b)	1,168	49,371
Securities and Commodity Contracts Intermediation and Brokerage - 3.51%
MarketAxess Holdings, Inc.	1,194	63,700
Software Publishers - 8.15%
Manhattan Associatess, Inc. (a)	1,137	36,907
Multimedia Games Holding Co., Inc. (a)	1,069	30,734
Power Solutions International, Inc. (a)	260	20,277
Tyler Technologies, Inc. (a)	560	43,753
Ultimate Software Group, Inc. (a)	127	16,146
		147,817
Specialized Design Services - 2.12%
Caesarstone Sdot-Yam, Ltd. (b)	849	38,354
Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 1.36%
Ceco Environmental Corp.	1,724	24,688
TOTAL COMMON STOCKS (Cost $1,826,432)		1,740,607

SHORT-TERM INVESTMENTS - 4.05%
Fidelity Institutional Money Market Portfolio	73,413	73,413
TOTAL SHORT-TERM INVESTMENTS (Cost $73,413)		73,413

Total Investments (Cost $1,899,845) - 100.04%		1,814,020
Liabilities in Excess of Other Assets - (0.04)%		(690)
TOTAL NET ASSETS - 100.00%		$1,813,330

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Footnotes to the Schedules of Investments
May 31, 2014 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at May 31, 2014 for Geneva Advisors All Cap Growth Fund, Geneva Advisors Equity Income Fund, Geneva Advisors International Growth Fund, Geneva Advisors Mid Cap Growth Fund and the Geneva Advisors Small Cap Opportunities Fund ( the "Funds"), were as follows*:

	Geneva Advisors All Cap Growth Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund	Geneva Advisors Mid Cap Growth Fund	Geneva Advisors Small Cap Opportunities Fund
Cost of Investments	$176,645,472	$195,234,829	$30,654,280	$4,097,860	$1,899,845
Gross unrealized appreciation	$62,216,309	$35,222,712	$3,133,559	$122,011	$47,542
Gross unrealized depreciation	(2,389,707)	(853,907)	(937,318)	(237,974)	(133,367)
Net unrealized appreciation (depreciation)	$59,826,602	$34,368,805	$2,196,241	$(115,963)	$(85,825)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Geneva Advisors All Cap Growth, Equity Income Fund and International Growth Funds, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.  The Geneva Advisors Mid Cap Growth Fund and the Geneva Advisors Small Cap Opportunities Fund will report federal income tax information in the first annual report dated August 31, 2014.

2. Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Funds' investments carried at fair value:

Geneva Advisors All Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$235,222,749	$-	$-	$235,222,749
Total Equity	235,222,749	-	-	235,222,749

Short-Term Investments	1,249,325	-	-	1,249,325

Total Investment in Securities	$236,472,074	$-	$-	$236,472,074

Geneva Advisors Equity Income Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$216,037,245	$-	$-	$216,037,245
Real Estate Investment Trusts	5,332,627	-	-	5,332,627
Total Equity	221,369,872	-	-	221,369,872

Short-Term Investments	8,233,762	-	-	8,233,762

Total Investment in Securities	$229,603,634	$-	$-	$229,603,634

Geneva Advisors International Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$30,605,478	$-	$-	$30,605,478
Preferred Stock	355,663	$-	$-	$355,663
Total Equity	30,961,141	-	-	30,961,141

Short-Term Investments	1,889,380	-	-	1,889,380

Total Investment in Securities	$32,850,521	$-	$-	$32,850,521

Geneva Advisors Mid Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$3,798,560	$-	$-	$3,798,560
Total Equity	3,798,560	-	-	3,798,560

Short-Term Investments	183,337	-	-	183,337

Total Investment in Securities	$3,981,897	$-	$-	$3,981,897

Geneva Advisors Small Cap Opportunities Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$1,740,607	$-	$-	$1,740,607
Total Equity	1,740,607	-	-	1,740,607

Short-Term Investments	73,413	-	-	73,413

Total Investment in Securities	$1,814,020	$-	$-	$1,814,020

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds held no Level 3 securities during the period ended May 31, 2014. The Funds measure Level 3 activity as of the beginning and end of the period. For the period ended May 31, 2014, the Funds did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. There were no transfers between Levels during the period ended May 31, 2014.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     July 16, 2014

* Print the name and title of each signing officer under his or her signature.